Income Taxes (Details) - Schedule of net deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryover	$ 18,196	$ 15,315
Start-up/Organization costs	208,620	11,959
Total deferred tax assets	226,816	27,274
Valuation allowance	(226,816)	(27,274)
Deferred tax asset, net of allowance